Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000235149 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000235149 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.00%
C000235149 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%	[1]
C000235537 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000235537 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000235537 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.00%	[2]
C000235548 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000235548 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000235548 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.00%	[3]
C000236570 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000236570 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000236570 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.00%	[4]
C000251511 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000251511 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.00%)
C000251511 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%	[5]
C000251511 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.00%
C000251512 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000251512 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000251512 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%	[6]
C000251512 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000251519 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000251519 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000251519 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%	[7]
C000251519 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000251542 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000251542 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000251542 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.00%	[8]
C000259755 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000259755 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	(184.00%)
C000259755 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	284.00%	[9]
C000259756 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000259756 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	(267.00%)
C000259756 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	367.00%	[10]
C000259757 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000259757 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	(135.00%)
C000259757 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	235.00%	[11]
C000259758 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000259758 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)
C000259758 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.00%	[12]
C000259759 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000259759 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	(92.00%)
C000259759 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	192.00%	[13]
C000259760 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000259760 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	(133.00%)
C000259760 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	233.00%	[14]
C000259761 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000259761 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.00%)
C000259761 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.00%	[15]
C000259762 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000259762 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000259762 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.00%	[16]
C000259763 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000259763 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	(25.00%)
C000259763 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	125.00%	[17]
C000262179 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000262179 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	(70.00%)
C000262179 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	170.00%	[18]
C000262180 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000262180 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
C000262180 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.00%	[19]
C000262181 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000262181 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	(39.00%)
C000262181 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	139.00%	[20]
C000262183 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000262183 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	(29.00%)
C000262183 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	129.00%	[21]
C000262184 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000262184 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	(32.00%)
C000262184 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	132.00%	[22]
C000262185 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000262185 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000262185 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%	[23]
C000262187 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000262187 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	(45.00%)
C000262187 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	145.00%	[24]
C000263638 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000263638 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000263638 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.00%	[25]
C000263640 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000263640 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000263640 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.00%	[26]
C000263641 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000263641 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	(64.00%)
C000263641 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	164.00%	[27]
C000263643 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000263643 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000263643 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.00%	[28]
C000263644 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000263644 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000263644 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.00%	[29]
C000263646 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000263646 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000263646 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.00%	[30]
C000263648 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000263648 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	(56.00%)
C000263648 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	156.00%	[31]
C000263650 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000263650 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000263650 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.00%	[32]
C000263653 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000263653 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000263653 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.00%	[33]
C000263654 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000263654 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000263654 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.00%	[34]
C000263655 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000263655 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	(65.00%)
C000263655 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	165.00%	[35]
C000263657 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000263657 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000263657 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.00%	[36]

[1]	Cash includes cash, cash equivalents and other assets less liabilities.
[2]	Cash includes cash, cash equivalents and other assets less liabilities.
[3]	Cash includes cash, cash equivalents and other assets less liabilities.
[4]	Cash includes cash, cash equivalents and other assets less liabilities.
[5]	Cash includes cash, cash equivalents and other assets less liabilities.
[6]	Cash includes cash, cash equivalents and other assets less liabilities.
[7]	Cash includes cash, cash equivalents and other assets less liabilities.
[8]	Cash includes cash, cash equivalents and other assets less liabilities.
[9]	Cash includes cash, cash equivalents and other assets less liabilities.
[10]	Cash includes cash, cash equivalents and other assets less liabilities.
[11]	Cash includes cash, cash equivalents and other assets less liabilities.
[12]	Cash includes cash, cash equivalents and other assets less liabilities.
[13]	Cash includes cash, cash equivalents and other assets less liabilities.
[14]	Cash includes cash, cash equivalents and other assets less liabilities.
[15]	Cash includes cash, cash equivalents and other assets less liabilities.
[16]	Cash includes cash, cash equivalents and other assets less liabilities.
[17]	Cash includes cash, cash equivalents and other assets less liabilities.
[18]	Cash includes cash, cash equivalents and other assets less liabilities.
[19]	Cash includes cash, cash equivalents and other assets less liabilities.
[20]	Cash includes cash, cash equivalents and other assets less liabilities.
[21]	Cash includes cash, cash equivalents and other assets less liabilities.
[22]	Cash includes cash, cash equivalents and other assets less liabilities.
[23]	Cash includes cash, cash equivalents and other assets less liabilities.
[24]	Cash includes cash, cash equivalents and other assets less liabilities.
[25]	Cash includes cash, cash equivalents and other assets less liabilities.
[26]	Cash includes cash, cash equivalents and other assets less liabilities.
[27]	Cash includes cash, cash equivalents and other assets less liabilities.
[28]	Cash includes cash, cash equivalents and other assets less liabilities.
[29]	Cash includes cash, cash equivalents and other assets less liabilities.
[30]	Cash includes cash, cash equivalents and other assets less liabilities.
[31]	Cash includes cash, cash equivalents and other assets less liabilities.
[32]	Cash includes cash, cash equivalents and other assets less liabilities.
[33]	Cash includes cash, cash equivalents and other assets less liabilities.
[34]	Cash includes cash, cash equivalents and other assets less liabilities.
[35]	Cash includes cash, cash equivalents and other assets less liabilities.
[36]	Cash includes cash, cash equivalents and other assets less liabilities.